SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring Cost And Reserve [Line Items]
Schedule of allowance for doubtful accounts

The table below presents the movement of allowance for doubtful accounts from customers for the year ended December 31, 2020 and 2021.

	For the years ended December 31,
	2020	2021
	US$	US$
Balance at the beginning of the year	—	91,788
Accruals	91,788	426,953
Balance at the end of the year	91,788	518,741

Schedule of estimated useful lives of property, plant and equipment
Electronic equipment	3 years
Office equipment	5-14.25 years
Software	3-5 years
Leasehold improvement	Shorter of the lease terms or the estimated useful lives of the assets

TradeUp Securities
Restructuring Cost And Reserve [Line Items]
Schedule of allocation of purchase price as of the acquisition date

	US$	Amortization period
Cash and cash equivalents	339,611
Cash-segregated for regulatory purpose	22,094,198
Other current assets	5,098,900
Property, plant and equipment	5,581	3-5 years
Intangible assets
Operating License	6,900,000	Indefinite life
Goodwill (note 5)	2,421,403
Other current liabilities	(26,062,403)
Deferred tax liabilities	(1,449,000)
	9,348,290

Ocean Joy
Restructuring Cost And Reserve [Line Items]
Schedule of allocation of purchase price as of the acquisition date

The following table summarizes the consideration for this transaction:

US$
The fair value of its previously held equity interests in Ocean Joy at the acquisition Date	462,784
Cash Consideration	1,079,830
Settlement of pre-existing balance with Ocean Joy	1,426,919
Total consideration	2,969,533

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Acquisition (Continued)

Acquisition of Ocean Joy Holdings Limited (“Ocean Joy”) (Continued)

The assets and liabilities recognized as of the acquisition are as follows :

	US$	Amortization period
Cash and cash equivalents	3,664,133
Cash-segregated for regulatory purpose	2,166,432
Receivables-Brokers, dealers and clearing organizations	915,497
Other current assets	190,132
Property, plant and equipment	82,284	3-5 years
Deferred tax assets, net	13,060
Intangible assets
Operating License	527,060	Indefinite life
Trading rights	128,551	Indefinite life
Other non-current assets	218,537
Payable to customers	(2,884,596)
Other payables	(2,018,511)
Other current liabilities	(17,346)
Deferred tax liabilities	(86,965)
Net identifiable assets acquired	2,898,268
Add: goodwill (Note 5)	71,265
Total	2,969,533

Schedule of proforma acquisition
	For the years ended December 31,
	2020	2021
	US$	US$
	Unaudited	Unaudited
Pro forma net revenue	138,662,645	264,887,363
Pro forma net income	18,900,392	14,521,983